UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F
                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2008
                                                -------------

Check here if Amendment [  ]; Amendment Number:  _________

This Amendment (Check only one.):   [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Joseph Stilwell
          ---------------
          26 Broadway
          -----------
          23rd Floor
          ----------
Address:  New York, NY 10004
          ------------------

Form 13F File Number:  028-12231

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Joseph Stilwell
         ---------------
Title:
Phone:   212-269-5800
         ------------

Signature, Place, and Date of Signing:

/s/ Joseph Stilwell       New York, NY         July 29, 2008
-------------------       -------------        -------------
    [Signature]           [City, State]           [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers: 1

Number 13F Information Table Entry Total: 47

Form 13F Information Table Value Total:     $120,782,000

List  of  Other  Included  Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.     Form  13F  File  Number        Name
        -----------------------        ----

1       028-12466                      Stilwell Value LLC(1)


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(1) Joseph Stilwell is the managing member of Stilwell Value LLC.  Stilwell
Value LLC is the general partner of Stilwell Associates, LP, Stilwell Value Partners I, LP, Stilwell Value Partners II, LP, Stilwell Value Partners III, LP, Stilwell Value Partners IV, LP, Stilwell Value Partners V, LP, and Stilwell Value Partners VI, LP (together, "the Value Funds"). Joseph Stilwell is also the general partner of Stilwell Partners LP ("SPLP" and, together with the Value Funds, the "Funds"). The securities reported in this Form 13F are held by one or more of the Funds. None of the Value Funds or SPLP individually maintains investment discretion over $100,000 million, but Stilwell Value LLC, by virtue of its general partnership interest in each of the Value Funds has such discretion.


COLUMN 1                          COLUMN 2  COLUMN 3   COLUMN 4         COLUMN 5            COLUMN 6  COLUMN 7      COLUMN 8
                                                        Value                              Investment           Voting Authority
NAME OF ISSUER                     Class     Cusip     in 000's   Shares  Shr/prn Put/Call Discretion  Other   Sole   Shared  None
--------------------------      ----------   -----     --------   ------  ------- -------- ----------  -----   ----   ------  ----
Abington Bancorp Inc/PA             COM    00350L109      359     39,400    SH              Defined            39,400
Alliance Bancorp Inc/PA             COM    018921106    1,773    197,200    SH              Defined      1    197,200
American Physicians Capital Inc     COM    028884104    3,633     75,000    SH              Defined            75,000
American Physicians Capital Inc     COM    028884104   43,872    905,700    SH              Defined      1    905,700
Atlantic Coast Federal Corp         COM    048425102      129     17,393    SH              Defined            17,393
Bank Mutual Corporation             COM    63750103       201     20,000    SH              Defined            20,000
BCSB Bancorp Inc                    COM    055367106      214     20,000    SH              Defined            20,000
Beacon Federal Bancorp Inc          COM    073582108      314     30,000    SH              Defined            30,000
Beneficial Mutual Bancorp Inc       COM    08173R104      271     24,460    SH              Defined            24,460
Benjamin Franklin Bancorp Inc       COM    082073107      194     15,000    SH              Defined            15,000
Chicopee Bancorp Inc                COM    168565109      257     20,000    SH              Defined            20,000
Clifton Savings Bank SLA            COM    18712Q103      102     10,480    SH              Defined            10,480
CMS Bancorp Inc                     COM    12600U102      156     15,000    SH              Defined            15,000
Danvers Bancorp Inc                 COM    236442109      220     20,000    SH              Defined            20,000
Eastern Insurance Holdings Inc      COM    276534104    1,560    100,000    SH              Defined           100,000
Essa Bancorp Inc                    COM    29667D104      438     35,000    SH              Defined            35,000
First Financial Northwest Inc       COM    32022K102      248     25,000    SH              Defined            25,000
First Pactrust Bancorp Inc          COM    33589V101      129     10,000    SH              Defined            10,000
Fox Chase Bancorp Inc               COM    35137P106      154     15,000    SH              Defined            15,000
GS Financial Corp                   COM    362274102      761     51,545    SH              Defined      1     51,545
Hampden Bancorp Inc                 COM    40867E107      200     20,000    SH              Defined            20,000
Heartland Bancshares Inc/in         COM    42234A107      685     68,500    SH              Defined      1     68,500
Home Federal Bancorp Inc            COM    43710G105      247     25,100    SH              Defined            25,100
Louisiana Bancorp Inc               COM    54619P104      762     59,100    SH              Defined      1     59,100
Malvern Federal Bancorp Inc         COM    561410101      220     20,000    SH              Defined            20,000


COLUMN 1                          COLUMN 2  COLUMN 3   COLUMN 4         COLUMN 5            COLUMN 6  COLUMN 7       COLUMN 8
                                                        Value                              Investment            Voting Authority
NAME OF ISSUER                     Class     Cusip     in 000's   Shares  Shr/prn Put/Call Discretion  Other   Sole   Shared  None
--------------------------      ----------   -----     --------   ------  ------- -------- ----------  -----   ----   ------  ----
Malvern Federal Bancorp Inc         COM    561410101    5,763     524,900   SH              Defined      1    524,900
Meridian Interstate Bancorp Inc     COM    58964Q104      778      80,000   SH              Defined            80,000
Meridian Interstate Bancorp Inc     COM    58964Q104      381      39,200   SH              Defined      1     39,200
Millennium Bankshares Corp          COM    60037B106      945     210,000   SH              Defined           210,000
MSB Financial Corp                  COM    55352P102    2,788     256,500   SH              Defined           256,500
Mutualfirst Financial Inc           COM    62845B104       98      10,000   SH              Defined            10,000
Naugatuck Valley Financial Corp     COM    639067107      109      13,975   SH              Defined            13,975
Newport Bancorp Inc                 COM    651754103      179      15,000   SH              Defined            15,000
North Penn Bancorp Inc PA           COM    661454207      214      28,420   SH              Defined            28,420
Northeast Community Bancorp Inc     COM    664112109      112      10,000   SH              Defined            10,000
Northeast Community Bancorp Inc     COM    664112109   12,598   1,120,800   SH              Defined      1  1,120,800
Northwest Bancorp Inc/PA            COM    667328108      831      38,091   SH              Defined            38,091
Osage Bancshares Inc                COM    68764U106      965     100,000   SH              Defined           100,000
Prudential Bancorp Inc/PA           COM    744319104      230      20,000   SH              Defined            20,000
Prudential Bancorp Inc/PA           COM    744319104   12,121   1,054,900   SH              Defined      1  1,054,900
Roma Financial Corporation          COM    77581P109      655      50,000   SH              Defined            50,000
Scpie Holdings Inc                  COM    78402P104   20,825     744,000   SH              Defined      1    744,000
Sound Financial Inc                 COM    83607Y108      228      25,000   SH              Defined            25,000
TFS Financial Corp                  COM    87240R107      580      50,000   SH              Defined            50,000
Wayne Savings Bancshares Inc        COM    94624Q101      235      25,000   SH              Defined            25,000
William Penn Bancorp Inc            COM    96925V101      350      25,000   SH              Defined            25,000
William Penn Bancorp Inc            COM    96925V101    2,698     192,700   SH              Defined      1    192,700